Summary of significant accounting policies (Policies)	12 Months Ended
Mar. 31, 2020
Basis of presentation

(a)   Basis of presentation

The accompanying consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Effective on July 30, 2019, the Company subdivided each of its issued and unissued ordinary shares into eight ordinary shares (the “Share Subdivision”). Following the Share Subdivision, the Company’s authorized share capital became US$100,000 divided into 32,000,000,000 ordinary shares of par value US$0.000003125 per share. The number of issued and unissued ordinary shares as disclosed elsewhere in these consolidated financial statements are presented on a basis after taking into account the effects of the Share Subdivision and have been retrospectively adjusted, where applicable.

Simultaneously with the Share Subdivision, the change in ratio of the Company’s ADS to ordinary share (the “ADS Ratio Change”) also became effective. Following the ADS Ratio Change, each ADS now represents eight ordinary shares. Previously, each ADS represented one ordinary share. Given that the ADS Ratio Change was exactly proportionate to the Share Subdivision, no new ADSs were issued to any ADS holder and the total number of the Company’s outstanding ADSs remains unchanged immediately after the Share Subdivision and the ADS Ratio Change became effective.

Subsequent to March 31, 2020, the Company changed the presentation of segment information as discussed in Note 5 and Note 26. Accordingly, the Company presented segment information for the years ended March 31, 2018, 2019 and 2020 in the same manner.

Translations of balances in the consolidated balance sheet, consolidated income statement, consolidated statement of comprehensive income and consolidated statement of cash flows from RMB into the United States Dollar (“US$”) as of and for the year ended March 31, 2020 are solely for the convenience of the readers and are calculated at the rate of US$1.00=RMB7.0808, representing the exchange rate set forth in the H.10 statistical release of the Federal Reserve Board on March 31, 2020. No representation is made that the RMB amounts could have been, or could be, converted, realized or settled into US$ at this rate, or at any other rate.

Use of estimates

(b)   Use of estimates

The preparation of the consolidated financial statements in conformity with U.S. GAAP requires the Company to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities as of the date of the consolidated financial statements and the reported amounts of revenue and expenses during the reporting period. The Company bases its estimates on historical experience and on various other assumptions that are believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities. As of March 31, 2020, the Company considered the economic implications of the COVID-19 pandemic on its significant judgments and estimates. Given the impact and other unforeseen effects on the global economy from the COVID-19 pandemic, these estimates required increased judgment, and actual results could differ from these estimates.

2.Summary of significant accounting policies (Continued)

Consolidation

(c)   Consolidation

The consolidated financial statements include the financial statements of the Company and its subsidiaries, which include the PRC-registered entities directly or indirectly wholly owned by the Company (“WFOEs”) and variable interest entities (“VIEs”) over which the Company is the primary beneficiary. All transactions and balances among the Company and its subsidiaries have been eliminated upon consolidation. The results of subsidiaries acquired or disposed of are recorded in the consolidated income statements from the effective date of acquisition or up to the effective date of disposal, as appropriate.

A subsidiary is an entity in which (i) the Company directly or indirectly controls more than 50% of the voting power; or (ii) the Company has the power to appoint or remove the majority of the members of the board of directors or to cast a majority of votes at the meeting of the board of directors or to govern the financial and operating policies of the investee pursuant to a statute or under an agreement among the shareholders or equity holders. A VIE is required to be consolidated by the primary beneficiary of the entity if the equity holders in the entity do not have the characteristics of a controlling financial interest or do not have sufficient equity at risk for the entity to finance its activities without additional subordinated financial support from other parties.

Due to legal restrictions on foreign ownership and investment in, among other areas, value-added telecommunications services, which include the operations of Internet content providers, the Company operates its Internet and other businesses in which foreign investment is restricted or prohibited in the PRC through certain PRC domestic companies. The equity interests of these PRC domestic companies are held by PRC citizens or by PRC entities owned and/or controlled by PRC citizens. Specifically, these PRC domestic companies that are material to the Company’s business are Zhejiang Taobao Network Co., Ltd., Zhejiang Tmall Network Co., Ltd., Alibaba Cloud Computing Ltd. and Youku Information Technology (Beijing) Co., Ltd. The registered capital of these PRC domestic companies was funded by the Company through loans extended to the equity holders of these PRC domestic companies.

The Company has entered into certain exclusive technical services agreements with these PRC domestic companies, which entitle it to receive a majority of their residual returns and make it obligatory for the Company to absorb a majority of the risk of losses from their activities. In addition, the Company has entered into certain agreements with the equity holders of these PRC domestic companies, including loan agreements that require them to contribute registered capital to those PRC domestic companies, exclusive call option agreements to acquire the equity interests in these companies when permitted by the PRC laws, rules and regulations, equity pledge agreements of the equity interests held by those equity holders, and proxy agreements that irrevocably authorize individuals designated by the Company to exercise the equity owner’s rights over these PRC domestic companies.

2.	Summary of significant accounting policies (Continued)

(c)   Consolidation (Continued)

Details of the typical structure of the Company’s significant VIEs are set forth below:

(i)	Contracts that give the Company effective control of VIEs

Loan agreements

Pursuant to the relevant loan agreements, the respective WFOEs have granted loans to the equity holders of the VIEs, which may only be used for the purpose of its business operation activities agreed by the WFOEs. The WFOEs may require acceleration of repayment at their absolute discretion. When the equity holders of the VIEs make early repayment of the outstanding amount, the WFOEs or a third-party designated by the WFOEs may purchase the equity interests in the VIEs at a price equal to the outstanding amount of the loan, subject to any applicable PRC laws, rules and regulations. The equity holders of the VIEs undertake not to enter into any prohibited transactions in relation to the VIEs, including the transfer of any business, material assets, intellectual property rights or equity interests in the VIEs to any third party.

Exclusive call option agreements

The equity holders of the VIEs have granted the WFOEs exclusive call options to purchase their equity interest in the VIEs at an exercise price equal to the higher of (i) the paid-in registered capital in the VIEs; and (ii) the minimum price as permitted by applicable PRC laws. Each relevant VIE has further granted the relevant WFOE an exclusive call option to purchase its assets at an exercise price equal to the book value of the assets or the minimum price as permitted by applicable PRC laws, whichever is higher. Certain VIEs and their equity holders will also jointly grant the WFOEs (A) exclusive call options to request the VIEs to decrease their registered capital at an exercise price equal to the higher of (i) the paid-in registered capital in the VIEs and (ii) the minimum price as permitted by applicable PRC laws (the “Capital Decrease Price”), and (B) exclusive call options to subscribe for the increased capital of the VIEs at a price equal to the sum of the Capital Decrease Price and the unpaid registered capital, if applicable, as of the capital decrease. The WFOEs may nominate another entity or individual to purchase the equity interest or assets, or to subscribe for the increased capital, if applicable, under the call options. Execution of each call option shall not violate the applicable PRC laws, rules and regulations. Each equity holder of the VIE has agreed that the following amounts, to the extent in excess of the original registered capital that they contributed to the VIE (after deduction of relevant tax expenses), belong to and shall be paid to the WFOEs: (i) proceeds from the transfer of its equity interests in the VIE, (ii) proceeds received in connection with a capital decrease in the VIE, and (iii) distributions or liquidation residuals from the disposal of its equity interests in the VIE upon termination or liquidation. Moreover, any profits, distributions or dividends (after deduction of relevant tax expenses) received by the VIEs also belong to and shall be paid to the WFOEs. The exclusive call option agreements remain in effect until the equity interest or assets that are the subject of these agreements are transferred to the WFOEs.

Proxy agreements

Pursuant to the relevant proxy agreements, the equity holders of the VIEs irrevocably authorize any person designated by the WFOEs to exercise their rights as the equity holders of the VIEs, including without limitation the right to vote and appoint directors.

2.	Summary of significant accounting policies (Continued)

(c)   Consolidation (Continued)

Equity pledge agreements

Pursuant to the relevant equity pledge agreements, the equity holders of the VIEs have pledged all of their interests in the equity of the VIEs as a continuing first priority security interest in favor of the corresponding WFOEs to secure the outstanding amounts advanced under the relevant loan agreements described above and to secure the performance of obligations by the VIEs and/or the equity holders under the other structure contracts. Each WFOE is entitled to exercise its right to dispose of the pledged interests in the equity of the VIE held by the equity holders and has priority in receiving payment by the application of proceeds from the auction or sale of the pledged interests, in the event of any breach or default under the loan agreement or other structure contracts, if applicable. These equity pledge agreements remain in force until the later of (i) the full performance of the contractual arrangements by the relevant parties, and (ii) the full repayment of the loans made to the equity holders of the VIEs.

(ii)	Contracts that enable the Company to receive substantially all of the economic benefits from the VIEs

Exclusive technology services agreements or exclusive services agreements

Each relevant VIE has entered into an exclusive technology services agreement or an exclusive services agreement with the respective WFOE, pursuant to which the relevant WFOE provides exclusive services to the VIE. In exchange, the VIE pays a service fee to the WFOE, the amount of which shall be determined, to the extent permitted by applicable PRC laws as proposed by the WFOE, resulting in a transfer of substantially all of the profits from the VIE to the WFOE.

Other arrangements

The exclusive call option agreements described above also entitle the WFOEs to all profits, distributions or dividends (after deduction of relevant tax expenses) to be received by the VIEs, and the following amounts, to the extent in excess of the original registered capital that they contributed to the VIEs (after deduction of relevant tax expenses) to be received by each equity holder of the VIEs: (i) proceeds from the transfer of its equity interests in the VIEs, (ii) proceeds received in connection with a capital decrease in the VIEs, and (iii) distributions or liquidation residuals from the disposal of its equity interests in the VIEs upon termination or liquidation.

Based on these contractual agreements, the Company believes that the PRC domestic companies as described above should be considered as VIEs because the equity holders do not have significant equity at risk nor do they have the characteristics of a controlling financial interest. Given that the Company is the primary beneficiary of these PRC domestic companies, the Company believes that these VIEs should be consolidated based on the structure as described above.

2.	Summary of significant accounting policies (Continued)

(c)   Consolidation (Continued)

The following financial information of the VIEs in the PRC was recorded in the accompanying consolidated financial statements:

	As of March 31,
	2019	2020

	(in millions of RMB)
Cash and cash equivalents and short-term investments	15,019	16,862
Investments in equity investees and investment securities	28,230	28,071
Accounts receivable, net of allowance	9,540	14,130
Amounts due from non-VIE subsidiaries of the Company	6,398	18,110
Prepayment for licensed copyrights	2,633	2,828
Property and equipment and intangible assets	6,161	6,573
Others	5,992	10,474
Total assets	73,973	97,048

Amounts due to non-VIE subsidiaries of the Company	60,273	76,101
Accruals for purchase of licensed copyrights	3,498	3,327
Accrued expenses, accounts payable and other liabilities	15,042	23,190
Deferred revenue and customer advances	7,213	10,518
Total liabilities	86,026	113,136

	Year ended March 31,
	2018	2019	2020

	(in millions of RMB)
Revenue (i)	32,898	66,674	81,742
Net loss	(6,167)	(7,063)	(1,757)
Net cash provided by (used in) operating activities	5,547	4,163	(253)
Net cash used in investing activities	(20,366)	(8,503)	(7,289)
Net cash provided by financing activities	14,286	12,373	9,887

(i)	Revenue generated by the VIEs are primarily from cloud computing services, digital media and entertainment services, local consumer services and others.

The VIEs did not have any material related party transactions except for the related party transactions which are disclosed in Note 22 or elsewhere in these consolidated financial statements, and those transactions with other subsidiaries that are not VIEs, which were eliminated upon consolidation.

Under the contractual arrangements with the VIEs, the Company has the power to direct activities of the VIEs and can have assets transferred out of the VIEs under its control. Therefore, the Company considers that there is no asset in any of the VIEs that can be used only to settle obligations of the VIEs, except for registered capital and PRC statutory reserves. As all VIEs are incorporated as limited liability companies under the Company Law of the PRC, creditors of the VIEs do not have recourse to the general credit of the Company for any of the liabilities of the VIEs.

2.	Summary of significant accounting policies (Continued)

(c)   Consolidation (Continued)

Currently there is no contractual arrangement which requires the Company to provide additional financial support to the VIEs. However, as the Company conducts its businesses primarily based on the licenses and approvals held by its VIEs, the Company has provided and will continue to provide financial support to the VIEs considering the business requirements of the VIEs, as well as the Company’s own business objectives in the future.

Unrecognized revenue-producing assets held by the VIEs include certain Internet content provision and other licenses, domain names and trademarks. The Internet content provision and other licenses are required under relevant PRC laws, rules and regulations for the operation of Internet businesses in the PRC, and therefore are integral to the Company’s operations. The Internet content provision licenses require that core PRC trademark registrations and domain names are held by the VIEs that provide the relevant services.

Business combinations and noncontrolling interests

(d)  Business combinations and noncontrolling interests

The Company accounts for its business combinations using the acquisition method of accounting in accordance with Accounting Standards Codification (“ASC”) 805 “Business Combinations.” The cost of an acquisition is measured as the aggregate of the acquisition date fair value of the assets transferred to the sellers, liabilities incurred by the Company and equity instruments issued by the Company. Transaction costs directly attributable to the acquisition are expensed as incurred. Identifiable assets acquired and liabilities assumed are measured separately at their fair values as of the acquisition date, irrespective of the extent of any noncontrolling interests. The excess of (i) the total costs of acquisition, fair value of the noncontrolling interests and acquisition date fair value of any previously held equity interest in the acquiree over (ii) the fair value of the identifiable net assets of the acquiree is recorded as goodwill. If the cost of acquisition is less than the fair value of the net assets of the subsidiary acquired, the difference is recognized directly in the consolidated income statements. During the measurement period, which can be up to one year from the acquisition date, the Company may record adjustments to the assets acquired and liabilities assumed with the corresponding offset to goodwill. Subsequent to the conclusion of the measurement period or final determination of the values of assets acquired or liabilities assumed, whichever comes first, any further adjustments are recorded in the consolidated income statements.

In a business combination achieved in stages, the Company re-measures the previously held equity interest in the acquiree immediately before obtaining control at its acquisition date fair value and the re-measurement gain or loss, if any, is recognized in the consolidated income statements.

When there is a change in ownership interests or a change in contractual arrangements that results in a loss of control of a subsidiary, the Company deconsolidates the subsidiary from the date control is lost. Any retained noncontrolling investment in the former subsidiary is measured at fair value and is included in the calculation of the gain or loss upon deconsolidation of the subsidiary.

For the Company’s non-wholly owned subsidiaries, a noncontrolling interest is recognized to reflect the portion of equity that is not attributable, directly or indirectly, to the Company. When the noncontrolling interest is contingently redeemable upon the occurrence of a conditional event, which is not solely within the control of the Company, the noncontrolling interest is classified as mezzanine equity. The Company accretes changes in the redemption value over the period from the date that it becomes probable that the mezzanine equity will become redeemable to the earliest redemption date using the effective interest method. Consolidated net income in the consolidated income statements includes net income (loss) attributable to noncontrolling interests and mezzanine equity holders when applicable.

2.	Summary of significant accounting policies (Continued)

(d)  Business combinations and noncontrolling interests (Continued)

Net loss attributable to mezzanine equity holders is included in net loss attributable to noncontrolling interests in the consolidated income statements, while it is excluded from the consolidated statements of changes in shareholders’ equity. During the years ended March 31, 2018, 2019 and 2020, net loss attributable to mezzanine equity holders amounted to RMB930 million, RMB438 million and RMB124 million, respectively. The cumulative results of operations attributable to noncontrolling interests, along with adjustments for share-based compensation expense arising from outstanding share-based awards relating to subsidiaries’ shares, are also recorded as noncontrolling interests on the Company’s consolidated balance sheets. Cash flows related to transactions with noncontrolling interests are presented under financing activities in the consolidated statements of cash flows.

Segment reporting

(e)  Segment reporting

Operating segments are reported in a manner consistent with the internal reporting provided to the chief operating decision maker (the “CODM”), which is comprised of certain members of the Company’s management team. The Company had four operating and reportable segments during the periods presented as set out in Notes 1 and 26.

Foreign currency translation

(f)  Foreign currency translation

The functional currency of the Company is US$. The Company’s subsidiaries with operations in mainland China, the Hong Kong Special Administrative Region of the PRC (“Hong Kong” or “Hong Kong S.A.R.”), the United States and other jurisdictions generally use their respective local currencies as their functional currencies. The reporting currency of the Company is RMB as the major operations of the Company are within the PRC. The financial statements of the Company’s subsidiaries, other than the subsidiaries with the functional currency of RMB, are translated into RMB using the exchange rate as of the balance sheet date for assets and liabilities and the average daily exchange rate for each month for income and expense items. Translation gains and losses are recorded in accumulated other comprehensive income or loss as a component of shareholders’ equity.

In the financial statements of the Company’s subsidiaries, transactions in currencies other than the functional currency are measured and recorded in the functional currency using the exchange rate in effect at the date of the transaction. At the balance sheet date, monetary assets and liabilities that are denominated in currencies other than the functional currency are translated into the functional currency using the exchange rate at the balance sheet date. All gains and losses arising from foreign currency transactions are recorded in the consolidated income statements during the year in which they occur.

Revenue recognition

(g)  Revenue recognition

In April 2018, the Company adopted Accounting Standards Update (“ASU”) 2014-09, “Revenue from Contracts with Customers (Topic 606),” including related amendments and implementation guidance within ASU 2015-14, ASU 2016-08, ASU 2016-10, ASU 2016-12 and ASU 2016-20 (collectively, including ASU 2014-09, “ASC 606”), issued by the Financial Accounting Standards Board (“FASB”).

ASC 606 supersedes the revenue recognition requirements in ASC 605 and requires entities to recognize revenue in a way that depicts the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. The Company adopted ASC 606 beginning on April 1, 2018 using the modified retrospective method applied to those contracts with the customers which were not completed as of April 1, 2018.

2.	Summary of significant accounting policies (Continued)

(g)   Revenue recognition (Continued)

Results for reporting periods beginning on April 1, 2018 are presented under ASC 606, while prior period amounts have not been adjusted and continue to be reported in accordance with ASC 605. The impact of adopting the new revenue standard was not material to the consolidated financial statements and there was no adjustment to the beginning retained earnings on April 1, 2018.

Revenue is principally comprised of customer management revenue, commissions on transactions, membership fees, logistics services revenue, cloud computing services revenue, sales of goods and other revenue. Revenue represents the amount of consideration the Company is entitled to upon the transfer of promised goods or services in the ordinary course of the Company’s activities and is recorded net of value-added tax (“VAT”). Consistent with the criteria of ASC 606 “Revenue from Contracts with Customers,” the Company recognizes revenue when performance obligations are satisfied by transferring control of a promised good or service to a customer. For performance obligations that are satisfied at a point in time, the Company also considers the following indicators to assess whether control of a promised good or service is transferred to the customer: (i) right to payment, (ii) legal title, (iii) physical possession, (iv) significant risks and rewards of ownership and (v) acceptance of the good or service. For performance obligations satisfied over time, the Company recognizes revenue over time by measuring the progress toward complete satisfaction of a performance obligation.

For revenue arrangements with multiple distinct performance obligations such as the sale of proprietary cloud services packages, which include hardware, software license, software installation service, and maintenance service, each distinct performance obligation is separately accounted for and the total consideration is allocated to each performance obligation based on the relative standalone selling price at contract inception.

The Company evaluates if it is a principal or an agent in a transaction to determine whether revenue should be recorded on a gross or net basis. The Company is acting as the principal if it obtains control over the goods and services before they are transferred to customers. When the Company is primarily obligated in a transaction, is generally subject to inventory risk, has latitude in establishing prices, or has several but not all of these indicators, the Company acts as the principal and revenue is recorded on a gross basis. When the Company is not primarily obligated in a transaction, does not generally bear the inventory risk and does not have the ability to establish the price, the Company acts as the agent and revenue is recorded on a net basis.

When services are exchanged or swapped for other services, revenue is recognized based on the estimated standalone selling price of services promised to customer if the fair value of the services received cannot be reasonably estimated. The amount of revenue recognized for barter transactions was not material for each of the periods presented.

Practical expedients and exemptions

The Company applies the practical expedient to not disclose the value of unsatisfied performance obligations for contracts with an original expected duration of one year or less and contracts for which revenue is recognized at the amount to which the Company has the right to invoice for services performed.

The Company does not have any contracts where the period between the transfer of the promised goods or services to the customer and payment by the customer exceeds one year. As a result, the Company applies the practical expedient and does not adjust any of the transaction price for the time value of money.

2.	Summary of significant accounting policies (Continued)

(g)   Revenue recognition (Continued)

Revenue recognition policies by type are as follows:

(i)	Customer management revenue

Within the core commerce segment, the Company provides the following customer management services to merchants on the Company’s retail and wholesale marketplaces and certain third-party marketing affiliates’ websites:

Pay-for-performance (“P4P”) marketing services

P4P marketing services allow merchants to bid for keywords that match product or service listings appearing in search results on the Company’s marketplaces. Merchants bid for keywords through an online auction system. The positioning of the listings and the price for the positioning are determined through an online auction system, which facilitates price discovery through a market-based mechanism. In general, merchants prepay for P4P marketing services and the related revenue is recognized when a user clicks their product or service listings as this is the point of time when the merchants benefit from the marketing services rendered.

In-feed marketing services

In-feed marketing services allow merchants to bid to market to groups of consumers with similar profiles that match product or service listings appearing in browser results on the Company’s marketplaces. Merchants bid for groups of consumers with similar profiles through an online auction system. The positioning of the listings and the price for the positioning are determined through an online auction system, which facilitates price discovery through a market-based mechanism. In general, merchants prepay for in-feed marketing services and the related revenue is recognized when a user clicks their product or service listings as this is the point of time when the merchants benefit from the marketing services rendered.

2.	Summary of significant accounting policies (Continued)

(g)   Revenue recognition (Continued)

Display marketing services

Display marketing services allow merchants to place advertisements on the Company’s marketplaces, at fixed prices or prices established by a market-based bidding system and in particular formats. In general, merchants need to prepay for display marketing which is accounted for as customer advances and revenue is recognized either ratably over the period in which the advertisement is displayed as the merchants simultaneously consume the benefits as the advertisement is displayed or when an advertisement is viewed by users, depending on the type of marketing services selected by the merchants.

The Company also places P4P marketing services content and display marketing content through the third-party marketing affiliate program. A substantial portion of customer management revenue generated through the third-party marketing affiliate program represented P4P marketing services revenue. In delivery of these customer management services, the Company, through the third-party marketing affiliate program, places the P4P marketing services content of the participating merchants on third-party online resources in the forms of picture or text links through contextual relevance technology to match merchants’ marketing content to the textual content of the third-party online resources and the users’ attributes based on the Company’s systems and algorithms. When the links on third-party online resources are clicked, users are diverted to a landing page of the Company’s marketplaces where listings of the participating merchant as well as similar products or services of other merchants are presented. In limited cases, the Company may embed a search box for one of its marketplaces on the third-party online resources, and when a keyword is input into the search box, the user will be diverted to the Company’s marketplaces where search results are presented. Revenue is recognized when the users further click on the P4P marketing content on the landing pages. The Company places display marketing content on third-party online resources in a similar manner. In general, merchants need to prepay for display marketing which is accounted for as customer advances and revenue is recognized ratably over the period in which the advertisement is displayed as merchants simultaneously consume the benefits as the advertisement is displayed.

P4P marketing services revenue, in-feed marketing services revenue, as well as display marketing revenue generated on the Company’s marketplaces or through the third-party marketing affiliate program are recorded on a gross basis when the Company is the principal to the merchants in the arrangements. For third-party marketing affiliates with whom the Company has an arrangement to share the revenue, traffic acquisition cost is also recognized at the same time if the P4P marketing content on the landing page clicked by the users is from merchants participating in the third-party marketing affiliate program.

2.	Summary of significant accounting policies (Continued)

(g)   Revenue recognition (Continued)

Taobaoke services

In addition, the Company offers the Taobaoke program which generates commissions from merchants for transactions completed by consumers sourced from certain third-party marketing affiliates’ websites and mobile apps. The commission rates on Taobaoke are set by the merchants. The Company’s portion of commission revenue is recognized at the time when the underlying transaction is completed and is recorded on a net basis principally because the Company is not the principal as it does not have latitude in establishing prices or does not have inventory risk. In certain occasions where the Company is the principal of the arrangement (such as arrangements where the Company is obligated to pay for website inventory costs in fixed amounts to third-party marketing affiliates regardless of whether commission revenue is generated from these marketing affiliates), the commission revenue is recorded on a gross basis.

Within the digital media and entertainment segment, the Company offers P4P marketing services to merchants and marketers on websites and mobile media operated by UCWeb. Revenue is recognized when a user clicks their product or service listings as this is the point of time when the merchants benefit from the marketing services rendered. In addition, marketers can also place advertisements on websites and mobile media operated by UCWeb and Youku’s platforms in different formats, including video, banners, links, logos and buttons. Revenue is recognized ratably over the period in which the advertisement is displayed as the merchants simultaneously consume the benefits as the advertisement is displayed or when an advertisement is clicked or viewed by users, depending on the type of marketing services selected by the merchants.

(ii)	Commissions on transactions

The Company earns commissions from merchants when transactions are completed on Tmall and certain other retail marketplaces of the Company. The commissions are generally determined as a percentage based on the value of merchandise being sold by the merchants. The commission revenue includes merchant deposits that are expected to be non-refundable and is accounted for as variable consideration (Note 2(ad)). The variable consideration is estimated at contract inception and updated at the end of each reporting period if additional information becomes available. Revenue related to commissions is recognized in the consolidated income statements based on the expected value when the performance obligation is satisfied. Changes to the estimated variable consideration were not material for each of the periods presented.

2.	Summary of significant accounting policies (Continued)

(g)   Revenue recognition (Continued)

(iii)	Membership fees

The Company earns membership fees revenue from wholesale sellers in respect of the sale of membership packages and subscriptions that allow them to host premium storefronts on the Company’s wholesale marketplaces, as well as the provision of other value-added services, and from customers in respect of the sale of membership packages which allow them to access premium content on Youku’s paid content platforms. These service fees are paid in advance for a specific contracted service period. All these fees are initially deferred as deferred revenue and customer advances when received and revenue is recognized ratably over the term of the respective service contracts as the services are provided.

(iv)	Logistics services revenue

The Company earns logistics services revenue from domestic and international one-stop-shop logistics services and the supply chain management solutions provided by Cainiao Network as well as on-demand delivery services provided by Ele.me. Revenue is recognized at the time when the logistics services are provided.

(v)	Cloud computing services revenue

The Company earns cloud computing services revenue from the provision of services such as elastic computing, database, storage, network virtualization services, large scale computing, security, management and application services, big data analytics, a machine learning platform and IoT services. These cloud computing services allow customers to use hosted software over the contract period without taking possession of the software. Cloud computing services are mainly charged on either a subscription or consumption basis. Revenue related to cloud services charged on a subscription basis is recognized ratably over the contract period. Revenue related to cloud services charged on a consumption basis, such as the quantity of storage or elastic computing services used in a period, is recognized based on the customer utilization of the resources.

(vi)	Sales of goods

Revenue from the sales of goods is mainly generated from Freshippo, a unique proprietary grocery retail format and new retail pathfinder in the fast-moving consumer goods category, Tmall Supermarket, direct import, Lazada and Intime. Revenue from the sales of goods is recognized when the control over the promised goods is transferred to customers. Receipts of fees in respect of all other incidental goods or services provided by the Company that are distinct performance obligations are recognized when the control of the underlying goods or services is transferred to the customers. The amounts relating to these incidental services are not material to the Company’s total revenue for each of the periods presented.

Cost of revenue

(h)  Cost of revenue

Cost of revenue consists primarily of cost of inventories, logistics costs, expenses associated with the operation of the Company’s mobile platforms and websites (such as depreciation and maintenance expenses for servers and computers, call centers and other equipment, and bandwidth and co-location fees), staff costs and share-based compensation expense, content costs, traffic acquisition costs, payment processing fees and other related incidental expenses that are directly attributable to the Company’s principal operations.

Product development expenses

(i)   Product development expenses

Product development expenses consist primarily of staff costs and share-based compensation expense for research and development personnel and other expenses that are directly attributable to the development of new technologies and products for the businesses of the Company, such as the development of the Internet infrastructure, applications, operating systems, software, databases and networks.

The Company expenses all costs that are incurred in connection with the planning and implementation phases of development and costs that are associated with repair or maintenance of the existing websites or the development of software and website content. Costs incurred in the development phase are capitalized and amortized over the estimated product life. However, since the inception of the Company, the amount of costs qualified for capitalization has been insignificant. As a result, all website and software development costs have been expensed as incurred.

Sales and marketing expenses

(j)   Sales and marketing expenses

Sales and marketing expenses consist primarily of online and offline advertising expenses, promotion expenses, staff costs and share-based compensation expense, sales commissions and other related incidental expenses that are incurred directly to attract or retain consumers and merchants.

The Company expenses the costs of producing advertisements at the time production occurs, and expenses the costs of delivering advertisements in the period in which the advertising space or airtime is used. Advertising and promotional expenses totaled RMB16,814 million, RMB22,013 million and RMB30,949 million during the years ended March 31, 2018, 2019 and 2020, respectively.

Share-based compensation

(k)  Share-based compensation

Share-based awards granted are measured at fair value on grant date and share-based compensation expense is recognized (i) immediately at the grant date if no vesting conditions are required, or (ii) using the accelerated attribution method, net of estimated forfeitures, over the requisite service period. The fair values of restricted share units (“RSUs”) and restricted shares are determined with reference to the fair value of the underlying shares and the fair value of share options is generally determined using the Black-Scholes valuation model. The value is recognized as an expense over the respective service period, net of estimated forfeitures. Share-based compensation expense, when recognized, is charged to the consolidated income statements with the corresponding entry to additional paid-in capital, liability or noncontrolling interests as disclosed in Note 2(d).

On each measurement date, the Company reviews internal and external sources of information to assist in the estimation of various attributes to determine the fair value of the share-based awards granted by the Company, including the fair value of the underlying shares, expected life and expected volatility. The Company recognizes the impact of any revisions to the original forfeiture rate assumptions in the consolidated income statements, with a corresponding adjustment to equity.

2.	Summary of significant accounting policies (Continued)

(k)  Share-based compensation (Continued)

In April 2019, the Company adopted ASU 2018-07, “Compensation – Stock Compensation (Topic 718): Improvements to Nonemployee Share-Based Payment Accounting”, which expands the scope of ASC 718 to include share-based payment transactions for acquiring goods and services from non-employees. The amendments specify that ASC 718 applies to all share-based payment transactions in which a grantor acquires goods or services to be used or consumed in a grantor’s own operations by issuing share-based payment awards. Upon the adoption of this guidance, the Company no longer re-measures equity-classified share-based awards granted to consultants or non-employees at each reporting date through the vesting date and the accounting for these share-based awards to consultants or non-employees and employees will be substantially aligned. The adoption of this guidance did not have a material impact on the Company’s financial position, results of operations and cash flows. The consolidated financial statements for the years ended March 31, 2018 and 2019 were not retrospectively adjusted.

Other employee benefits

(l)  Other employee benefits

The Company’s subsidiaries in the PRC participate in a government-mandated multi-employer defined contribution plan pursuant to which certain retirement, medical and other welfare benefits are provided to employees. The relevant labor regulations require the Company’s subsidiaries in the PRC to pay the local labor and social welfare authorities monthly contributions based on the applicable benchmarks and rates stipulated by the local government. The relevant local labor and social welfare authorities are responsible for meeting all retirement benefits obligations and the Company’s subsidiaries in the PRC have no further commitments beyond their monthly contributions. The contributions to the plan are expensed as incurred. During the years ended March 31, 2018, 2019 and 2020, contributions to the plan amounting to RMB3,587 million, RMB5,608 million and RMB6,317 million, respectively, were charged to the consolidated income statements.

The Company also makes payments to other defined contribution plans and defined benefit plans for the benefit of employees employed by subsidiaries outside of the PRC. Amounts contributed during the years ended March 31, 2018, 2019 and 2020 were insignificant.

Income taxes

(m) Income taxes

The Company accounts for income taxes using the liability method, under which deferred income taxes are recognized for future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred taxes of a change in tax rates is recognized as income or expense in the period that includes the enactment date. Valuation allowance is provided on deferred tax assets to the extent that it is more likely than not that the asset will not be realizable in the foreseeable future.

Deferred taxes are recognized on the undistributed earnings of subsidiaries, which are presumed to be transferred to the parent company and are subject to withholding taxes, unless there is sufficient evidence to show that the subsidiary has invested or will invest the undistributed earnings indefinitely or that the earnings will be remitted in a tax-free liquidation. Deferred taxes are also recognized in relation to certain equity investees and investment securities.

2.	Summary of significant accounting policies (Continued)

(m) Income taxes (Continued)

The Company adopts ASC 740 “Income Taxes” which prescribes a more likely than not threshold for financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on derecognition of income tax assets and liabilities, classification of current and deferred income tax assets and liabilities, accounting for interest and penalties associated with tax positions, accounting for income taxes in interim periods and income tax disclosures. The Company did not have significant unrecognized uncertain tax positions or any unrecognized liabilities, interest or penalties associated with unrecognized tax benefit as of and for the years ended March 31, 2018, 2019 and 2020.

Government grants

(n)  Government grants

Government grants are recognized as income in other income, net or as a reduction of specific costs and expenses for which the grants are intended to compensate. Such amounts are recognized in the consolidated income statements upon receipt and when all conditions attached to the grants are fulfilled.

Leases

(o)  Leases

In April 2019, the Company adopted ASU 2016-02, “Leases (Topic 842)”, including certain transitional guidance and subsequent amendments within ASU 2018-01, ASU 2018-10, ASU 2018-11, ASU 2018-20 and ASU 2019-01 (collectively, including ASU 2016-02, “ASC 842”).

ASC 842 supersedes the lease requirements in ASC 840 “Leases”, and generally requires lessees to recognize operating and finance lease liabilities and corresponding right-of-use assets on the balance sheet and to provide enhanced disclosures surrounding the amount, timing and uncertainty of cash flows arising from leasing arrangements. Leases that transfer substantially all of the benefits and risks incidental to the ownership of assets are accounted for as finance leases as if there was an acquisition of an asset and incurrence of an obligation at the inception of the lease. All other leases are accounted for as operating leases. The Company has no significant finance leases.

The Company adopted the new lease standard using the modified retrospective method by applying the new lease standard to all leases existing as of April 1, 2019, the date of initial application, and no adjustments were made to the comparative periods. Upon the initial application of ASC 842 on April 1, 2019, land use rights, net with a total carrying amount of RMB6,419 million were identified as operating lease right-of-use assets (Note 13). Such amount is included in the opening balance of operating lease right-of-use assets as of April 1, 2019 with no adjustments made to the comparative periods.

The Company elected the package of practical expedients permitted under the transition guidance, which allowed the Company to carry forward previous lease classification, the assessment on whether a contract was or contained a lease, and the initial direct costs for any leases that existed prior to April 1, 2019. Adoption of the new standard resulted in the recognition of operating lease right-of-use assets of approximately RMB24.9 billion and operating lease liabilities of approximately RMB19.4 billion on the consolidated balance sheet as of April 1, 2019. The adoption of the new lease standard does not have any significant impact on the consolidated statements of comprehensive income and cash flows and there was no adjustment to the beginning retained earnings on April 1, 2019.

2.	Summary of significant accounting policies (Continued)

(o)  Leases (Continued)

Under ASC 842, the Company determines if an arrangement is a lease at inception. Operating lease right-of-use assets are included in non-current prepayments, receivables and other assets (Note 13), and operating lease liabilities are included in current accrued expenses, accounts payable and other liabilities and other non-current liabilities (Note 19) on the consolidated balance sheets. Operating lease right-of-use assets and operating lease liabilities are initially recognized based on the present value of future lease payments at lease commencement. The operating lease right-of-use asset also includes any lease payments made prior to lease commencement and the initial direct costs incurred by the lessee and is recorded net of any lease incentives received. As the interest rates implicit in most of the leases are not readily determinable, the Company uses the incremental borrowing rates based on the information available at lease commencement to determine the present value of the future lease payments. Operating lease expenses are recognized on a straight-line basis over the term of the lease.

The Company elected to combine the lease and non-lease components for leases of certain asset classes such as shops and malls and equipment leases. Lease and non-lease components for leases of other asset classes are accounted for separately. The Company also elected not to recognize short-term leases with an initial lease term of twelve months or less.

Cash and cash equivalents

(p)  Cash and cash equivalents

The Company considers all short-term, highly liquid investments with an original maturity of three months or less, when purchased, to be cash equivalents. Cash and cash equivalents primarily represent bank deposits, fixed deposits with maturities of less than three months and investments in money market funds.

Short-term investments

(q)  Short-term investments

Short-term investments consist primarily of investments in fixed deposits with maturities between three months and one year and investments in money market funds or other investments that the Company has the intention to redeem within one year. As of March 31, 2019 and 2020, the investments in fixed deposits that were recorded as short-term investments amounted to RMB961 million and RMB19,147 million, respectively.

Accounts receivable

(r)   Accounts receivable

Accounts receivable represents the amounts that the Company has an unconditional right to consideration. The Company maintains an allowance for doubtful accounts to reserve for potentially uncollectible receivable amounts. The allowance for doubtful accounts is estimated based upon the Company’s assessment of various factors including historical experience, the age of the accounts receivable balances, current economic conditions and other factors that may affect the customers’ ability to pay.

Inventories

(s)  Inventories

Inventories mainly consist of merchandise available for sale. They are accounted for using the weighted average cost and stated at the lower of cost and net realizable value. Net realizable value is the estimated selling price in the ordinary course of business less the estimated costs of completion and the estimated costs necessary to make the sale.

Investment securities

(t)   Investment securities

Investment securities represent the Company’s investments in equity securities that are not accounted for under the equity method, as well as other investments which primarily consist of debt investments.

(i)	Equity securities

Equity securities not accounted for using the equity method are carried at fair value with unrealized gains and losses recorded in the consolidated income statements, according to ASC 321 “Investments — Equity Securities”. The Company elected to record a majority of equity investments in privately held companies using the measurement alternative at cost, less impairment, with subsequent adjustments for observable price changes resulting from orderly transactions for identical or similar investments of the same issuer.

Equity investments in privately held companies accounted for using the measurement alternative are subject to periodic impairment reviews. The Company’s impairment analysis considers both qualitative and quantitative factors that may have a significant effect on the fair value of these equity securities, including consideration of the impact of the COVID-19 pandemic.

In computing realized gains and losses on equity securities, the Company determines cost based on amounts paid using the average cost method. Dividend income is recognized when the right to receive the payment is established.

Prior to the adoption of ASU 2016-01, “Financial Instruments — Overall (Subtopic 825-10): Recognition and Measurement of Financial Assets and Financial Liabilities”, equity securities that have readily determinable fair values and were not accounted for using the equity method were classified as available-for-sale, and were carried at fair value with unrealized gains and losses recorded in accumulated other comprehensive income (loss) as a component of shareholders’ equity. In addition, the cost method was used to account for certain equity investments in privately held companies that were not accounted for using the equity method. Upon the adoption of ASU 2016-01 in April 2018, the Company carries these equity securities at fair value with unrealized gains and losses recorded in the consolidated income statements. Unrealized gains recorded in accumulated other comprehensive income as of March 31, 2018 related to equity securities previously classified as available-for-sale, in the amount of RMB8,196 million, net of tax, were reclassified into retained earnings as of April 1, 2018.

2.	Summary of significant accounting policies (Continued)

(t)   Investment securities (Continued)

(ii)	Debt investments

Debt investments are generally stated at amortized cost. The maturities of these debt investments generally range from one to ten years. In addition, the Company has elected the fair value option for certain investments including convertible and exchangeable bonds subscribed. The fair value option permits the irrevocable election on an instrument-by-instrument basis at initial recognition or upon an event that gives rise to a new basis of accounting for that instrument. The investments accounted for under the fair value option are carried at fair value with unrealized gains and losses recorded in the consolidated income statements. Interest income from debt investments is recognized using the effective interest method which is reviewed and adjusted periodically based on changes in estimated cash flows.

Investments in equity investees

(u)  Investments in equity investees

The Company applies the equity method to account for equity investments in common stock or in-substance common stock, according to ASC 323 “Investments — Equity Method and Joint Ventures”, over which it has significant influence but does not own a controlling financial interest, unless the fair value option is elected for an investment.

An investment in in-substance common stock is an investment in an entity that has risk and reward characteristics that are substantially similar to that entity’s common stock. The Company considers subordination, risks and rewards of ownership and obligation to transfer value when determining whether an investment in an entity is substantially similar to an investment in that entity’s common stock.

Under the equity method, the Company’s share of the post-acquisition profits or losses of the equity investee is recognized in the consolidated income statements and its share of post-acquisition movements in accumulated other comprehensive income is recognized in other comprehensive income. The Company records its share of the results of the equity investees on a one quarter in arrears basis. The excess of the carrying amount of the investment over the underlying equity in net assets of the equity investee generally represents goodwill and intangible assets acquired. When the Company’s share of losses of the equity investee equals or exceeds its interest in the equity investee, the Company does not recognize further losses, unless the Company has incurred obligations or made payments or guarantees on behalf of the equity investee.

The Company continually reviews its investments in equity investees to determine whether a decline in fair value below the carrying value is other-than-temporary. The primary factors the Company considers in its determination include the financial condition, operating performance and the prospects of the equity investee; other company specific information such as recent financing rounds; the geographic region, market and industry in which the equity investee operates, including consideration of the impact of the COVID-19 pandemic; and the length of time that the fair value of the investment is below its carrying value. If the decline in fair value is deemed to be other-than-temporary, the carrying value of the equity investee is written down to fair value.

Property and equipment, net

(v)  Property and equipment, net

Property and equipment are stated at cost less accumulated depreciation and any impairment loss. Depreciation is computed using the straight-line method with no residual value based on the estimated useful lives of the various classes of assets, which range as follows:

Computer equipment and software	3 – 5 years
Furniture, office and transportation equipment	3 – 10 years
Buildings	20 – 50 years
Property improvements	shorter of remaining lease period or estimated useful life

Construction in progress represents buildings and related premises under construction, which is stated at actual construction cost less any impairment loss. Construction in progress is transferred to the respective category of property and equipment when completed and ready for its intended use.

Costs of repairs and maintenance are expensed as incurred and asset improvements are capitalized. The cost and related accumulated depreciation of assets disposed of or retired are removed from the accounts, and any resulting gain or loss is reflected in the consolidated income statements.

Land use rights

(w)  Land use rights

Land use rights represent lease prepayments to the local government authorities. Prior to the initial application of ASC 842 on April 1, 2019, land use rights were carried at cost less accumulated amortization and any impairment loss. The cost of lease prepayments is amortized on a straight-line basis over a period of 30 – 50 years. As of March 31, 2019, land use rights were presented under prepayments, receivables and other assets (Note 13) on the consolidated balance sheet.

Upon the adoption of ASC 842 (Note 2(o)), land use rights, net with a total carrying amount of RMB6,419 million (Note 13) were identified as operating lease right-of-use assets. Such amount is included in the opening balance of operating lease right-of-use assets as of April 1, 2019 with no adjustments made to the comparative periods. As of March 31, 2020, operating lease right-of-use assets were also presented under prepayments, receivables and other assets (Note 13) on the consolidated balance sheet.

Intangible assets other than licensed copyrights

(x)  Intangible assets other than licensed copyrights

Intangible assets mainly include those acquired through business combinations and purchased intangible assets. Intangible assets acquired through business combinations are recognized as assets separate from goodwill if they satisfy either the “contractual-legal” or “separability” criterion. Intangible assets arising from business combinations are measured at fair value upon acquisition using valuation techniques such as discounted cash flow analysis and ratio analysis with reference to comparable companies in similar industries under the income approach, market approach and cost approach. Major assumptions used in determining the fair value of these intangible assets include future growth rates and weighted average cost of capital. Purchased intangible assets are initially recognized and measured at cost upon acquisition. Separately identifiable intangible assets that have determinable lives continue to be amortized over their estimated useful lives using the straight-line method as follows:

User base and customer relationships	1 – 16 years
Trade names, trademarks and domain names	3 – 20 years
Developed technology and patents	2 – 7 years
Non-compete agreements	over the contracted term of up to 6 years

Licensed copyrights

(y)  Licensed copyrights

Licensed copyrights related to titles to movies, television series, variety shows, animations and other video content acquired from external parties are carried at the lower of unamortized cost or net realizable value. The amortization period for the licensed content vary depending on the type of content, which typically ranges from six months to ten years. Licensed copyrights are presented on the consolidated balance sheets as current assets under prepayments, receivables and other assets, or non-current assets under intangible assets, net, based on estimated time of usage. Licensed copyrights are generally amortized using an accelerated method based on historical viewership consumption patterns. Estimates of the consumption patterns for licensed copyrights are reviewed periodically and revised if necessary. For the years ended March 31, 2018, 2019 and 2020, amortization expenses in connection with the licensed copyrights of RMB6,111 million, RMB11,391 million and RMB9,390 million were recorded in cost of revenue within the Company’s digital media and entertainment segment.

On a periodic basis, the Company evaluates the program usefulness of its licensed copyrights pursuant to the guidance in ASC 920 “Entertainment — Broadcasters,” which provides that the rights be reported at the lower of unamortized cost or estimated net realizable value. When there is a change in the expected usage of licensed copyrights, the Company estimates the net realizable value of licensed copyrights to determine if any impairment exists. The net realizable value of licensed copyrights is determined by estimating the expected cash flows from advertising and membership fees, less any direct costs, over the remaining useful lives of the licensed copyrights. The Company estimates these cash flows for each category of content separately. Estimates that impact these cash flows include anticipated levels of demand for the Company’s advertising services and the expected selling prices of the Company’s advertisements on the entertainment distribution platforms. For the years ended March 31, 2018, 2019 and 2020, impairment charges in connection with the licensed copyrights of RMB801 million, RMB2,843 million and RMB2,654 million were recorded in cost of revenue within the Company’s digital media and entertainment segment.

Goodwill

(z)  Goodwill

Goodwill represents the excess of the purchase consideration over the fair value of the identifiable tangible and intangible assets acquired and liabilities assumed from the acquired entity as a result of the Company’s acquisitions of interests in its subsidiaries. Goodwill is not amortized but is tested for impairment on an annual basis, or more frequently if events or changes in circumstances indicate that it might be impaired. The Company first assesses qualitative factors to determine whether it is necessary to perform the two-step quantitative goodwill impairment test. In the qualitative assessment, the Company considers factors such as macroeconomic conditions, industry and market considerations, overall financial performance of the reporting unit, and other specific information related to the operations, business plans and strategies of the reporting unit, including consideration of the impact of the COVID-19 pandemic. Based on the qualitative assessment, if it is more likely than not that the fair value of a reporting unit is less than the carrying amount, the quantitative impairment test is performed.

In performing the two-step quantitative impairment test, the first step compares the fair value of each reporting unit to its carrying amount, including goodwill. If the fair value of the reporting unit exceeds its carrying amount, goodwill is not considered to be impaired and the second step will not be required. If the carrying amount of a reporting unit exceeds its fair value, the second step compares the implied fair value of goodwill to the carrying value of a reporting unit’s goodwill. The implied fair value of goodwill is determined in a manner similar to accounting for a business combination with the allocation of the assessed fair value determined in the first step to the assets and liabilities of the reporting unit. The excess of the fair value of the reporting unit over the amounts assigned to the assets and liabilities is the implied fair value of goodwill. This allocation process is only performed for the purposes of evaluating goodwill impairment and does not result in an entry to adjust the value of any assets or liabilities. Application of a goodwill impairment test requires significant management judgment, including the identification of reporting units, allocation of assets, liabilities and goodwill to reporting units, and determination of the fair value of each reporting unit.

Impairment of long lived assets other than goodwill and licensed copyrights

(aa) Impairment of long-lived assets other than goodwill and licensed copyrights

The Company reviews long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to the future undiscounted net cash flows expected to be generated by the asset. If the assets are considered to be impaired, the impairment recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets. Impairment of long-lived assets recognized for the years ended March 31, 2018, 2019 and 2020 was nil, nil and RMB874 million, respectively.

Derivatives and hedging

(ab) Derivatives and hedging

All contracts that meet the definition of a derivative are recognized on the consolidated balance sheets as either assets or liabilities and recorded at fair value. Changes in the fair value of derivatives are either recognized periodically in the consolidated income statements or in other comprehensive income depending on the use of the derivatives and whether they qualify for hedge accounting and are so designated as cash flow hedges, fair value hedges or net investment hedges.

2.	Summary of significant accounting policies (Continued)

(ab) Derivatives and hedging (Continued)

In April 2019, the Company adopted ASU 2017-12, “Derivatives and Hedging (Topic 815): Targeted Improvements to Accounting for Hedging Activities”, including certain transitional guidance and subsequent amendments within ASU 2019-04 (collectively, “ASU 2017-12”). ASU 2017-12 permits a qualitative effectiveness assessment for certain hedges instead of a quantitative test after the initial qualification, if the Company can reasonably support an expectation of high effectiveness throughout the term of the hedge. Also, for cash flow hedges and net investment hedges, if the hedge is highly effective, all changes in the fair value of the derivative hedging instrument are recorded in other comprehensive income. The adoption of this guidance did not have a material impact on the Company’s financial position, results of operations and cash flows. The consolidated financial statements for the years ended March 31, 2018 and 2019 were not retrospectively adjusted.

To qualify for hedge accounting, the hedge relationship is designated and formally documented at inception, detailing the particular risk management objective and strategy for the hedge (which includes the item and risk that is being hedged), the derivative that is being used and how hedge effectiveness is being assessed. A derivative has to be effective in accomplishing the objective of offsetting either changes in fair value or cash flows for the risk being hedged. The effectiveness of the hedging relationship is evaluated on a prospective and retrospective basis using qualitative and quantitative measures of correlation. Qualitative methods may include comparison of critical terms of the derivative to those of the hedged item. Quantitative methods include a comparison of the changes in the fair value or discounted cash flow of the hedging instrument to that of the hedged item. A hedging relationship is considered initially effective if the results of the hedging instrument are within a ratio of 80% to 125% of the results of the hedged item.

Interest rate swaps

Interest rate swaps designated as hedging instruments to hedge against the cash flows attributable to recognized assets or liabilities or forecasted payments may qualify as cash flow hedges. The Company entered into interest rate swap contracts to swap floating interest payments related to certain borrowings for fixed interest payments to hedge the interest rate risk associated with certain forecasted payments and obligations. For the years ended March 31, 2018 and 2019, the effective portion of changes in the fair value of interest rate swaps that were designated and qualified as cash flow hedges was recognized in accumulated other comprehensive income. The gain or loss relating to the ineffective portion was recognized immediately in interest and investment income, net in the consolidated income statements. Upon the adoption of ASU 2017-12 beginning on April 1, 2019, all changes in the fair value of interest rate swaps that are designated and qualify as cash flow hedges are recognized in accumulated other comprehensive income. Amounts in accumulated other comprehensive income are reclassified into earnings in the same period during which the hedged forecasted transaction affects earnings both before and after the adoption of ASU 2017-12.

2.	Summary of significant accounting policies (Continued)

(ab) Derivatives and hedging (Continued)

Forward exchange contracts

Forward exchange contracts designated as hedging instruments to hedge against the future changes in currency exposure of net investments in foreign operations may qualify as net investment hedges. The Company entered into forward exchange contracts to hedge the foreign currency risk associated with investments in net assets of certain subsidiaries with operations in the PRC of which the functional currency is RMB. For the years ended March 31, 2018 and 2019, the effective portion of the changes in fair value of the forward exchange contracts that were designated and qualified as net investment hedges was recognized in accumulated other comprehensive income to offset the cumulative translation adjustments relating to those subsidiaries. The gain or loss relating to the ineffective portion, which was measured based on changes in forward exchange rates, was recognized immediately in other income, net in the consolidated income statements. Amounts accumulated are removed from accumulated other comprehensive income and recognized in the consolidated income statements upon disposal of those subsidiaries. Once the hedge becomes ineffective, hedge accounting is discontinued prospectively. During the year ended March 31, 2020, there were no forward exchange contracts that were designated and qualified as net investment hedges.

Changes in the fair value of the derivatives not qualified for hedge accounting are reported in the consolidated income statements. The estimated fair value of the derivatives is determined based on relevant market information. These estimates are calculated with reference to the market rates using industry standard valuation techniques.

Bank borrowing and unsecured senior notes

(ac) Bank borrowings and unsecured senior notes

Bank borrowings and unsecured senior notes are recognized initially at fair value, net of upfront fees, debt discounts or premiums, debt issuance costs and other incidental fees. Upfront fees, debt discounts or premiums, debt issuance costs and other incidental fees are recorded as a reduction of the proceeds received and the related accretion is recorded as interest expense in the consolidated income statements over the estimated term of the facilities using the effective interest method.

Merchant deposits

(ad) Merchant deposits

The Company collects deposits representing an annual upfront service fee from merchants on Tmall and AliExpress before the beginning of each calendar year. These deposits are initially recorded as a liability by the Company. The deposits are refundable to a merchant if the level of sales volume that is generated by that merchant on Tmall or AliExpress meets the target during the period. If the transaction volume target is not met at the end of each calendar year, the relevant deposits will become non-refundable. These merchant deposits are accounted for as variable consideration at an amount that is estimated at contract inception. The estimate is updated at the end of each reporting period and when there are changes in circumstances during the reporting period. Merchant deposits are recognized as commission revenue in the consolidated income statements when the likelihood of refund to the merchant is considered remote based on the patterns of sales volume generated by the merchant during the reporting period.

Deferred revenue and customer advances

(ae) Deferred revenue and customer advances

Deferred revenue and customer advances generally represent cash received from customers that relate to goods or services to be provided in the future. Deferred revenue, mainly relating to membership fees and cloud computing services revenue, is stated at the amount of service fees received less the amount previously recognized as revenue upon the provision of the respective services to customers.

Commitments and contingencies

(af) Commitments and contingencies

In the normal course of business, the Company is subject to contingencies, such as legal proceedings and claims arising out of its business, that cover a wide range of matters. Liabilities for the contingencies are recorded when it is probable that a liability has been incurred and the amount of the liability can be reasonably estimated.

Certain conditions may exist as of the date the consolidated financial statements are issued, which may result in a loss to the Company, but which will only be resolved when one or more future events occur or fail to occur. The Company assesses these contingent liabilities, which inherently involves judgment. In assessing loss contingencies related to legal proceedings that are pending against the Company or unasserted claims that may result in legal proceedings, the Company, in consultation with its legal counsel, evaluates the perceived merits of any legal proceedings or unasserted claims as well as the perceived merits of the amount of relief sought or expected to be sought therein. If the assessment of a contingency indicates that it is probable that a material loss has been incurred and the amount of the liability can be estimated, the estimated liability would be accrued in the consolidated financial statements. If the assessment indicates that a potentially material loss contingency is not probable, or is probable but cannot be estimated, the nature of the contingent liability, together with an estimate of the range of the reasonably possible loss, if determinable and material, would be disclosed.

Loss contingencies considered remote are generally not disclosed unless they involve guarantees, in which case the nature of the guarantee would be disclosed.

Treasury shares

(ag) Treasury shares

The Company accounts for treasury shares using the cost method. Under this method, the cost incurred to purchase the shares is recorded in the treasury shares account on the consolidated balance sheets. At retirement of the treasury shares, the ordinary shares account is charged only for the aggregate par value of the shares. The excess of the acquisition cost of treasury shares over the aggregate par value is allocated between additional paid-in capital (up to the amount credited to the additional paid-in capital upon original issuance of the shares) and retained earnings. The treasury shares account includes 149,903,376 ordinary shares (previously 18,737,922 ordinary shares before the Share Subdivision as detailed in Note 2(a)) and 146,780,688 ordinary shares issued at par to wholly-owned subsidiaries of the Company for the purpose of certain equity investment plans for management as of March 31, 2019 and 2020, respectively.

Statutory reserves

(ah) Statutory reserves

In accordance with the relevant regulations and their articles of association, subsidiaries of the Company incorporated in the PRC are required to allocate at least 10% of their after-tax profit determined based on the PRC accounting standards and regulations to the general reserve until the reserve has reached 50% of the relevant subsidiary’s registered capital. Appropriations to the enterprise expansion fund and staff welfare and bonus fund are at the discretion of the respective board of directors of the subsidiaries. These reserves can only be used for specific purposes and are not transferable to the Company in the form of loans, advances or cash dividends. During the years ended March 31, 2018, 2019 and 2020, appropriations to the general reserve amounted to RMB298 million, RMB690 million and RMB1,032 million, respectively. No appropriations to the enterprise expansion fund and staff welfare and bonus fund have been made by the Company.